Risk-Based Capital Amounts and Ratios for Northern Trust on Consolidated Basis and for Bank (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Entities
Total capital to risk-weighted assets
Actual amount	$ 9,294.9	$ 8,340.8
Actual ratio	15.80%	14.30%
Minimum to qualify as well capitalized amount	5,877.4	5,831.6
Minimum to qualify as well capitalized ratio	10.00%	10.00%
Tier 1 Capital to Risk-Weighted Assets
Actual amount	7,853.2	7,489.0
Actual ratio	13.40%	12.80%
Minimum to qualify as well capitalized amount	3,526.4	3,499.0
Minimum to qualify as well capitalized ratio	6.00%	6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
Actual amount	7,853.2	7,489.0
Actual ratio	7.90%	8.20%
Minimum to qualify as well capitalized amount	4,953.7	4,543.7
Minimum to qualify as well capitalized ratio	5.00%	5.00%
The Northern Trust Company
Total capital to risk-weighted assets
Actual amount	8,366.2	7,971.0
Actual ratio	14.30%	13.70%
Minimum to qualify as well capitalized amount	5,858.8	5,803.2
Minimum to qualify as well capitalized ratio	10.00%	10.00%
Tier 1 Capital to Risk-Weighted Assets
Actual amount	6,765.6	6,904.2
Actual ratio	11.50%	11.90%
Minimum to qualify as well capitalized amount	3,515.2	3,481.9
Minimum to qualify as well capitalized ratio	6.00%	6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
Actual amount	6,765.6	6,904.2
Actual ratio	6.80%	7.60%
Minimum to qualify as well capitalized amount	$ 4,939.9	$ 4,533.9
Minimum to qualify as well capitalized ratio	5.00%	5.00%